STOCKHOLDERS EQUITY (Details) - USD ($)	3 Months Ended			9 Months Ended
	May 31, 2022	Feb. 28, 2022	May 31, 2021	May 31, 2022
Stock Price	$ 1.25			$ 1.25
Risk-free interest rate				0.04%
Expected volatility				223.30%
Expected life				3 years
Expected dividend yield				0.00%
Stock Issued During Period, Value, New Issues	$ 662,500	$ 725,000	$ 1,150
Unit Offering [Member]
Stock Issued During Period, Value, New Issues				$ 1,387,500
Investment Banking Firm [Member]
Stock Issued During Period, Shares, Issued for Services				200,000
Shares Issued, Price Per Share	$ 2.75			$ 2.75
Investment Banking Firm [Member] | Unit Offering [Member]
Shares Issued, Price Per Share	0.44			$ 0.44
Stock Issued During Period, Shares, New Issues				200,000
Company Employee [Member]
Stock Issued During Period, Shares, Issued for Services				2,100,000
Shares Issued, Price Per Share	0.44			$ 0.44
Accredited Investors [Member] | Unit Offering [Member]
Shares Issued, Price Per Share	1.25			$ 1.25
Stock Issued During Period, Shares, New Issues				1,110,000
Executive Officer And Director [Member]
Stock Issued During Period, Shares, Issued for Services				42,692
Minimum [Member]
Stock Price	1.25			$ 1.25
Maximum [Member]
Stock Price	$ 4.00			$ 4.00